Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $246.5 million and $179.0 million as of December 31, 2020 and 2019, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, Brazilian Development Bank (“BNDES”) and other debt. See Note 13—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Cash and cash equivalents	$1,248,772	$1,121,396
Restricted cash	246,518	178,951
Total cash, cash equivalents and restricted cash	$1,495,290	$1,300,347